(Loss) Earnings Per Common Share - Schedule of Diluted Net Loss Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Diluted Net Loss Per Share Abstract
Stock options	4,300,158	365,146	330,697